Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2026
Trade and other current payables [abstract]
Accrued Expenses and Other Expenses
10.
ACCRUED EXPENSES AND OTHER PAYABLES

The table below shows the breakdown of the accrued expenses and other payables by category:

	As of June 30, 2026	As of December 31, 2025
Product development related expenses	10,478	13,156
Personnel related expenses	3,684	4,491
General and administration related expenses	1,161	1,385
Other payables	1,347	935
Total	16,670	19,967

The decrease in accrued personnel related expenses during the year was primarily related to the payout of bonus amounts accrued as of December 31, 2025. The decrease in product development-related accrued expenses as of June 30, 2026 relative to the prior year-end primarily reflects the timing of invoices and advancements of clinical trials.